Share-Based Payments - Additional Information (Details) € / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended					24 Months Ended	36 Months Ended
	Nov. 16, 2021	Jul. 22, 2021 USD ($) $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2019 shares	Dec. 31, 2024 EUR (€) shares Option instrument item	Dec. 31, 2023 EUR (€) shares instrument Option € / shares	Dec. 31, 2023 EUR (€) shares Option $ / shares	Dec. 31, 2022 EUR (€) shares instrument Option	Dec. 31, 2021 Option	Dec. 31, 2023 EUR (€) shares instrument Option	Dec. 31, 2024 EUR (€) shares Option	Oct. 01, 2023 EUR (€) shares	Nov. 06, 2021 $ / shares	Jan. 01, 2021 Option
Share-based payments
Share-based compensation expense					€ 3,500,000
License agreement term		10 years
Amortization expense					€ 233,945,000	€ 160,018,000		€ 140,200,000
Expected dividend as percentage, share options granted						0.00%			0.00%
Exercisable shares | shares					2,999,684	2,076,704	2,076,704			2,076,704	2,999,684
2021 Plan
Share-based payments
Share based arrangement unrecognized compensation cost period								4 years
2021 Plan | Vesting period for certain cases
Share-based payments
Share based arrangement unrecognized compensation cost period					1 year
Management Participation Plan
Share-based payments
Granted (Number of shares) | instrument						0
Share-based compensation expense					€ 700,000	€ 200,000		€ 300,000
Granted (Number of options) | Option									7,501
Substantially equal installments					65.00%						65.00%
Number of share options forfeited in share-based payment arrangement | Option									3,589
Number of share options outstanding in share-based payment arrangement | Option					298,994						298,994			295,082
Share based compensation payment number of share converted | shares			9,566,464
Granted (Weighted average exercise price) | € / shares						€ 108.66
Fair value at grant date						€ 759,840	€ 759,840			€ 759,840
Management Participation Plan | Class A Ordinary Shares
Share-based payments
Shares vested immediately upon the consummation of the Company's initial public offering								35.00%
Personnel expenses | 2021 Plan
Share-based payments
Share-based compensation expense					€ 35,000,000	38,100,000		€ 22,500,000
Operating expenses | 2021 Plan
Share-based payments
Share-based compensation expense					€ 900,000	€ 1,000,000		€ 900,000
Reorganization Transactions [Member] | Phantom Option Plan
Share-based payments
Conversion of awards, Converted restricted stock units | shares				66,744
Stock Options | 2021 Plan
Share-based payments
Granted (Number of options) | Option						3,500,000
Number of share options forfeited in share-based payment arrangement | Option					3,500,000	33,513
Number of share options outstanding in share-based payment arrangement | Option						3,500,000	3,500,000	33,513	33,513	3,500,000
Granted (Weighted average exercise price) | $ / shares							€ 12.9
Restricted share units [member] | 2021 Plan
Share-based payments
Share based arrangement unrecognized compensation cost period					2 years 10 months 25 days	2 years 9 months 18 days
Granted (Number of shares) | instrument					6,527,305	5,162,678		3,159,725
Warrants exercised | instrument					2,024,893	1,400,697		373,739
Restricted share units [member] | Phantom Option Plan
Share-based payments
Granted (Number of shares) | instrument										0
Share-based compensation expense					€ 100,000	€ 200,000		€ 700,000
Warrants exercised | shares					204,821	233,579		269,131
Restricted share units [member] | Management Participation Plan
Share-based payments
Warrants exercised | shares					1,284,996	1,905,966		1,962,796
Option To Acquire Class A Shares
Share-based payments
Class of warrant or right number of shares called by warrants or rights | shares		1,116,540										9,229,797
Class of warrant or right exercise price of warrants or rights | $ / shares		$ 8.96
Additional offering | $		$ 30.0
NHL Warrants
Share-based payments
Class of warrant or right subscription price of warrants or rights | $ / shares		$ 23.45
Class of warrant or right number of shares called by warrants or rights | shares		1,353,740
Adjustment to paid in capital fair value of equity instruments granted											€ 28,000,000
Amortization expense					€ 3,100,000	€ 3,100,000		€ 3,600,000
NBA Warrants
Share-based payments
Partnership agreement term	8 years
Percentage of entity outstanding Class A ordinary shares exercisable on vesting of warrants													3.00%
Percentage of warrants vesting on date of agreement									20.00%				20.00%
Percentage of warrants vesting on license approval date												100.00%
Warrants measured at fair value recorded as intangible asset												€ 87,300,000
Additional paid in capital						52,000,000
Class of warrant or right exercise price of warrants or rights | $ / shares													$ 0.01
Amortization expense					€ 10,900,000	€ 3,600,000
Exercisable shares | shares					922,980	230,745	230,745			230,745	922,980
Vesting term of warrants	8 years
Warrants exercised | item					0
Performance Share Units | Executive Omnibus Plan
Share-based payments
Share based arrangement unrecognized compensation cost period					3 years 4 months 24 days	3 years 3 months 18 days
Granted (Number of shares) | shares					1,283,909	145,900
Percentage of vesting of award					0.333